CONSOLIDATED STATEMENTS OF REDEEMABLE CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS DEFICIT - USD ($) $ in Thousands	Total	Redeemable Convertible Preferred Stock	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit
Beginning balance at Jun. 30, 2017		$ 135,342
Beginning balance, shares at Jun. 30, 2017		41,408,000
Issuance of Series G and H redeemable convertible preferred stock, net of issuance costs		$ 55,805
Issuance of Series G and H redeemable convertible preferred stock, net of issuance costs (in shares)		5,723,000
Ending balance at Jun. 30, 2018	$ 191,147	$ 191,147
Ending balance, shares at Jun. 30, 2018	47,131,000	47,131,000
Beginning balance at Jun. 30, 2017	$ (96,832)		$ 1	$ 6,314		$ (103,147)
Beginning balance, shares at Jun. 30, 2017			6,969,000
Exercise of stock options	$ 755			755
Exercise of stock options, shares	341,000		376,000
Stock-based compensation	$ 1,545			1,545
Other comprehensive income (loss), net of tax	(177)				$ (177)
Net loss	(7,195)					(7,195)
Ending balance at Jun. 30, 2018	(101,904)		$ 1	8,614	(177)	(110,342)
Ending balance, shares at Jun. 30, 2018			7,345,000
Issuance of Series G and H redeemable convertible preferred stock, net of issuance costs		$ 85,146
Issuance of Series G and H redeemable convertible preferred stock, net of issuance costs (in shares)		5,304,000
Ending balance at Mar. 31, 2019		$ 276,293
Ending balance, shares at Mar. 31, 2019		52,435,000
Exercise of stock options	1,314			1,314
Exercise of stock options, shares			670,000
Stock-based compensation	2,577			2,577
Issuance of stock warrants	139			139
Other comprehensive income (loss), net of tax	325				325
Net loss	(2,816)					(2,816)
Ending balance at Mar. 31, 2019	(100,365)		$ 1	12,644	148	(113,158)
Ending balance, shares at Mar. 31, 2019			8,015,000
Beginning balance at Jun. 30, 2018	$ 191,147	$ 191,147
Beginning balance, shares at Jun. 30, 2018	47,131,000	47,131,000
Issuance of Series G and H redeemable convertible preferred stock, net of issuance costs		$ 85,160
Issuance of Series G and H redeemable convertible preferred stock, net of issuance costs (in shares)		5,304,000
Ending balance at Jun. 30, 2019	$ 276,307	$ 276,307
Ending balance, shares at Jun. 30, 2019	52,435,000	52,435,000
Beginning balance at Jun. 30, 2018	$ (101,904)		$ 1	8,614	(177)	(110,342)
Beginning balance, shares at Jun. 30, 2018			7,345,000
Exercise of stock options	$ 1,702			1,702
Exercise of stock options, shares	809,000		809,000
Stock-based compensation	$ 4,082			4,082
Issuance of stock warrants	274			274
Other comprehensive income (loss), net of tax	503				503
Net loss	(7,314)					(7,314)
Ending balance at Jun. 30, 2019	(102,657)		$ 1	14,672	326	(117,656)
Ending balance, shares at Jun. 30, 2019			8,154,000
Beginning balance at Dec. 31, 2018		$ 258,248
Beginning balance, shares at Dec. 31, 2018		51,345,000
Issuance of Series G and H redeemable convertible preferred stock, net of issuance costs		$ 18,045
Issuance of Series G and H redeemable convertible preferred stock, net of issuance costs (in shares)		1,090,000
Ending balance at Mar. 31, 2019		$ 276,293
Ending balance, shares at Mar. 31, 2019		52,435,000
Beginning balance at Dec. 31, 2018	(100,358)		$ 1	10,816	(51)	(111,124)
Beginning balance, shares at Dec. 31, 2018			7,879,000
Exercise of stock options	365			365
Exercise of stock options, shares			136,000
Stock-based compensation	1,376			1,376
Issuance of stock warrants	87			87
Other comprehensive income (loss), net of tax	199				199
Net loss	(2,034)					(2,034)
Ending balance at Mar. 31, 2019	(100,365)		$ 1	12,644	148	(113,158)
Ending balance, shares at Mar. 31, 2019			8,015,000
Beginning balance at Jun. 30, 2019	$ 276,307	$ 276,307
Beginning balance, shares at Jun. 30, 2019	52,435,000	52,435,000
Conversion of redeemable convertible preferred stock to common stock upon initial public offering		$ (276,307)
Conversion of redeemable convertible preferred stock to common stock upon initial public offering, shares		(52,435,000)
Ending balance at Mar. 31, 2020
Ending balance, shares at Mar. 31, 2020	0
Beginning balance at Jun. 30, 2019	$ (102,657)		$ 1	14,672	326	(117,656)
Beginning balance, shares at Jun. 30, 2019			8,154,000
Conversion of redeemable convertible preferred stock to common stock upon initial public offering	276,307		$ 1	276,306
Conversion of redeemable convertible preferred stock to common stock upon initial public offering, shares			52,435,000
Reclassification of redeemable convertible preferred stock warrant liabilities to additional paid-in capital upon initial public offering	1,405			1,405
Issuance of common stock upon initial public offering, net of underwriting discounts and commissions and other offering costs	225,481			225,481
Issuance of common stock upon initial public offering, net of underwriting discounts and commissions and other offering costs, shares			11,297,000
Exercise of stock options	1,746			1,746
Exercise of stock options, shares			509,000
Exercise of stock warrants	144			144
Exercise of stock warrants, shares			65,000
Stock-based compensation	10,436			10,436
Other comprehensive income (loss), net of tax	(1,320)				(1,320)
Net loss	(21,593)					(21,593)
Ending balance at Mar. 31, 2020	$ 389,949		$ 2	530,190	(994)	(139,249)
Ending balance, shares at Mar. 31, 2020			72,460,000
Ending balance at Mar. 31, 2020
Ending balance, shares at Mar. 31, 2020	0
Beginning balance at Dec. 31, 2019	$ 393,352		$ 2	524,260	20	(130,930)
Beginning balance, shares at Dec. 31, 2019			72,267,000
Exercise of stock options	845			845
Exercise of stock options, shares			193,000
Stock-based compensation	5,085			5,085
Issuance of stock warrants
Other comprehensive income (loss), net of tax	(1,014)				(1,014)
Net loss	(8,319)					(8,319)
Ending balance at Mar. 31, 2020	$ 389,949		$ 2	$ 530,190	$ (994)	$ (139,249)
Ending balance, shares at Mar. 31, 2020			72,460,000